Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and short-term cash deposits	$ 74,870	$ 120,676	$ 197,519	$ 344,891
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and short-term cash deposits	75,064
Derivative assets	246
Receivables	55,949
Amounts recognized in the consolidated statement of financial position	131,259
Guarantees (see Note 26)	0
Maximum credit risk exposure	$ 131,259